Note 22 - Financial liabilities at amortized cost- Bonds and deventures issued (Details) € in Millions, $ in Millions		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 14, 2017 USD ($)	May 24, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Apr. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Apr. 01, 2013 USD ($)
Other Capital Instruments Line Items
Amount Issued				$ 1,000	€ 500		$ 1,000	$ 1,500	$ 1,500	$ 1,500
Preferred Stock Member [Member] | BBVA International Preferred S A U [Member]
Other Capital Instruments Line Items
Amount Issued	[1]	€ 35	€ 36			€ 855
Preferred Stock Member [Member] | Unnim Group [Member]
Other Capital Instruments Line Items
Amount Issued	[2]	98	98			100
Preferred Stock Member [Member] | Compass Group [Member]
Other Capital Instruments Line Items
Amount Issued		19	19			22
Preferred Stock Member [Member] | BBVA Colombia S A[Member]
Other Capital Instruments Line Items
Amount Issued		19	1			1
Preferred Stock Member [Member] | Others [Member]
Other Capital Instruments Line Items
Amount Issued		9	9			1
Preferred Stock Member [Member] | Total [Member]
Other Capital Instruments Line Items
Amount Issued		€ 181	€ 163			€ 979

[1]	(1) Listed on the London and New York stock exchanges.
[2]	(2) Unnim Group: Issuances prior to the acquisition by BBVA.